Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2018		Dec. 31, 2017		Dec. 31, 2016
Current assets
Cash and cash equivalents		$ 1,283		$ 3,999		$ 4,409
Restricted cash		1,062		1,325		27,287
Accounts receivables, net		397		317		403
Inventories		1,250		1,248		660
Prepaid expenses and other current assets		382		700		698
Deferred financing costs				0		699
Total current assets		4,374		7,589		34,156
Property, plant and equipment, net		1,099		1,298		1,083
Total assets		5,473		8,887		35,239
Current liabilities
Accounts payable		5,607		3,846		594
Accrued expenses		5,220		3,408		3,407
Current portion of convertible notes payable, net of discount		387		0		13,343
Warrant liability		6,883		560		18,751
Total current liabilities		18,097		7,814		36,095
Convertible notes payable, net of current portion and debt discount		27		0
Deferred revenue				0		30
Other non-current liabilities		439		395		604
Total liabilities		18,563		8,209		36,729
Commitments and Contingencies
Stockholders' equity (deficit)
Preferred stock		0		0		0
Common stock		9	[1]	3	[1]	0	[2]
Additional paid-in capital		311,293		325,516		277,790
Accumulated deficit		(324,305)		(324,832)		(279,188)
Treasury stock		(51)	[1]	(51)	[1],[2]	(51)	[2]
Accumulated other comprehensive income		(36)		42		(41)
Total stockholders' (deficit) equity		(13,090)		678		(1,490)
Total liabilities and stockholders' equity		$ 5,473		8,887		$ 35,239
Previously Reported [Member]
Stockholders' equity (deficit)
Common stock	[2]			2
Additional paid-in capital				$ 325,517

[1]	reflects a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017 and a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.
[2]	reflects a one-for-sixteen (1:16) reverse stock split effected on July 21, 2016, a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017 and a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.